Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment	$ 715,202	$ 696,772
Depreciation expenses	426,275	385,666	$ 268,346
Cost of sales	$ 261,090	$ 243,284	$ 184,542